Summary Of Significant Accounting Policies (Summary Of Fair Value Measurement Information For Financial Assets And Liabilities Measured At Fair Value On A Recurring Basis) (Details) - USD ($)	Sep. 30, 2016	Sep. 30, 2015
Swap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Assets (Liabilities)	$ (111,613)	$ 2,319,515
Swap [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Assets (Liabilities)	(111,613)	2,319,515
Collars [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Assets (Liabilities)	(316,658)	1,891,249
Collars [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Assets (Liabilities)	$ (316,658)	$ 1,891,249